RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in related party balances
Balance at the beginning of the period		¥ (18)	¥ (18)
Service charged by related party			(81)
Service fee paid to related party			81
Balance at the end of the period	$ (3)	(18)	(18)
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period		(18)	(18)
Service fee paid to related party
Balance at the end of the period	$ (3)	(18)	(18)
Flashapp
Changes in related party balances
Service charged by related party			(81)
Service fee paid to related party			¥ 81